DEFERRED INCOME TAX AND SOCIAL CONTRIBUTION - Deferred Tax Related to Tax Losses (Details) - BRL (R$) R$ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred Tax Related to Tax Losses		R$ 2,713.1	R$ 1,513.7	R$ 1,517.4
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred Tax Related to Tax Losses		2,660.7	R$ 1,298.8
Not later than one year [member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred Tax Related to Tax Losses		256.9
Later than one year and not later than two years [member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred Tax Related to Tax Losses		168.7
Later than two years and not later than three years [member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred Tax Related to Tax Losses		102.9
Later Than Three Years And Not Later Than Fours Years [Member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred Tax Related to Tax Losses		106.6
Later than four years and not later than five years [member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred Tax Related to Tax Losses		1,146.6
Later Than Five Years And Not Later Than Eight Years [Member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred Tax Related to Tax Losses		799.5
Later Than Eight Years And Not Later Than Ten Years [Member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred Tax Related to Tax Losses	[1]	R$ 79.5

[1]	There is no expectation of realization beyond a term of ten years.